STATE FARM ASSOCIATES’ FUNDS TRUST

Supplement dated March 5, 2018 to the Statement of Additional Information dated May 1, 2017 and as supplemented January 3, 2018 of State Farm Associates’ Funds Trust (the “SAI”).

Effective immediately, the following changes are made to the SAI:

On page 28 of the SAI and under the heading “TRUSTEES AND OFFICERS”, “III. Information about Officers of State Farm Associates’ Funds Trust” is amended by adding the following:

Effective February 10, 2018, Mr. David R. Grizzle resigned his position as Chief Compliance Officer of State Farm Associates’ Funds Trust, and Mr. Terrence M. Ludwig became the Chief Compliance Officer of the State Farm Associates’ Funds Trust. Mr. Ludwig’s information is included below:

Name, Address, and Age	Position (s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation (s) During the Past 5 years
Terrence M. Ludwig One State Farm Plaza Bloomington, IL 61710 Age 49	Chief Compliance Officer, Assistant Secretary-Treasurer, and Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer	Began service as Chief Compliance Officer and Assistant Secretary-Treasurer in 2/2018 and as Anti-Money Laundering and Office of Foreign Assets Control Compliance Officer in 3/2016, and serves until removed.	CHIEF COMPLIANCE OFFICER (since 2/2018), ASSISTANT SECRETARY-TREASURER (since 2/2018), and ANTI- MONEY LAUNDERING AND OFFICE OF FOREIGN ASSETS CONTROL COMPLIANCE OFFICER (since 3/2016)—State Farm Mutual Fund Trust, State Farm Variable Product Trust; CHIEF COMPLIANCE OFFICER (since 2/2018), TREASURER (since 2/2018) and ANTI- MONEY LAUNDERING AND OFFICE OF FOREIGN ASSETS CONTROL COMPLIANCE OFFICER (since 3/2016)—State Farm Investment Management Corp.; CHIEF COMPLIANCE OFFICER (since 9/2013), Treasurer (since 2/2018) and ANTI-MONEY LAUNDERING AND OFFICE OF FOREIGN ASSETS CONTROL COMPLIANCE OFFICER (since 9/2013)—State Farm VP Management Corp.; MUTUAL FUNDS DIRECTOR—State Farm Mutual Automobile Insurance Company.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.